10. Accounts Receivable Concessions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable Concessions Details 1Abstract
Distribution concession agreement, beginning	R$ 684,206	R$ 614,806
Transfers from contract assets	66,380
Donations and grants received		76
Transfers from intangible assets		56,853
Transfers to other receivables (assets held for disposal)	(1,334)	(3,711)
Fair value recognition	35,306	16,199
Loss on disposal	(1,535)	(17)
Distribution concession agreement, ending	R$ 783,023	R$ 684,206